Goodwill (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Goodwill [Roll Forward]
Balance, beginning of period	39,685	39,133
Goodwill acquired	0	0
Other	0	552
Balance, end of period	39,685	39,685